FAIR VALUE MEASUREMENTS (Details) - $ / shares			1 Months Ended		9 Months Ended	12 Months Ended
		Aug. 15, 2014	Sep. 23, 2014	Feb. 18, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Investors Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[1]				0.36%	0.59%	0.70%
Expected volatility	[2]				93.72%	47.72%	52.09%
Expected life (in years)	[3]				1 year 29 days	1 year 9 months 25 days	2 years 9 months 25 days
Expected dividend yield	[4]				0.00%	0.00%	0.00%
Fair value per warrant					$ 0.30	$ 1.05	$ 3.70
Investors Warrants [Member] | September 2014 Private Placement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[1]		1.42%		0.92%	1.30%
Expected volatility	[2]		48.75%		90.15%	49.14%
Expected life (in years)	[3]		4 years		2 years 11 months 23 days	3 years 8 months 23 days
Expected dividend yield	[4]		0.00%		0.00%	0.00%
Fair value per warrant			$ 0.25		$ 0.15	$ 0.02
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[1]				0.08%	0.36%	0.50%
Expected volatility	[2]				79.22%	46.46%	50.91%
Expected life (in years)	[3]				6 months 11 days	1 year 3 months 7 days	2 years 3 months
Expected dividend yield	[4]				0.00%	0.00%	0.00%
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value per warrant					$ 0.20	$ 1.06	$ 4.15
Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value per warrant					$ 0.17	$ 0.83	$ 3.35
Investors And Placement Agent Warrants [Member] | February 2014 Private Placement warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[1]	1.48%		1.63%
Expected volatility	[2]	51.21%		61.49%
Expected life (in years)	[3]	4 years 9 months 18 days		5 years 2 months 12 days
Expected dividend yield	[4]	0.00%		0.00%
Fair value per warrant		$ 1.10		$ 8.90

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of the Company together with companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.